T. ROWE PRICE Intermediate Tax-Free High Yield Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 0.0%
South Carolina Repower, 0.00%, 2/1/45, Acquisition Date:
9/29/25, Cost $— (1)(2)(3) 43 —
Total Corporate Bonds (Cost $–) —
MUNICIPAL SECURITIES 98.9%
ALABAMA  3.3%
Alabama State Univ., 5.50%, 9/1/45 (4) 100 109
Baldwin County IDA, Series A, VRDN, 4.30%, 3/1/56 (Tender
3/1/33) (5)(6) 200 197
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/34  680 718
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 440
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/34  175 188
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 108
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 210
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  150 160
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/33  500 527
Black Belt Energy Gas Dist., Gas Project, Series E, VRDN,
5.00%, 12/1/55 (Tender 5/1/35)  250 267
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  350 372
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  300 314
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33  400 429
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series A, 6.00%, 1/1/60  285 245
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series B, STEP, 1/1/60  62 3
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  790 827
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 379
Southeast Energy Auth., Series B, VRDN, 5.25%, 3/1/55
(Tender 1/1/33)  500 519
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (6) 460 466
6,478

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
ALASKA  0.0%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  35 34
34
ARIZONA  2.7%
Arizona IDA, Series A, 4.00%, 7/15/27 (6) 120 120
Arizona IDA, Series A, 4.00%, 7/15/30 (6) 770 765
Arizona IDA, Series A, 4.00%, 7/15/33 (6) 100 98
Arizona IDA, Series A, 4.00%, 7/15/34 (6) 100 97
Arizona IDA, Series A, 4.00%, 7/15/35 (6) 250 240
Arizona IDA, Series A, 4.00%, 7/15/41 (6) 265 235
Arizona IDA, Series A, VRDN, 4.875%, 7/1/60 (Tender
7/1/35) (6) 500 516
Arizona IDA, Odyssey Preparatory Academy Project, 4.375%,
7/1/39 (6) 200 185
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (6) 800 781
Arizona IDA, San Tan Charter School Project, 6.625%,
2/1/45 (6) 350 360
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (5) 375 381
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (5) 325 329
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 102
Phoenix IDA, Mayo Clinic, Series B, VRDN, 2.40%, 11/15/52  500 500
Salt Verde Financial, 5.00%, 12/1/37  430 453
Salt Verde Financial, 5.25%, 12/1/26  100 101
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/44 (6) 100 94
Tempe IDA, Friendship Village, Series A, 4.375%, 12/1/36  100 102
5,459
ARKANSAS  0.4%
Arkansas DFA, U.S. Steel, Series B, VRDN, 4.25%, 9/1/46
(Tender 3/3/36) (5)(6) 375 376
Osceola, Plum Point Energy, VRDN, 7.00%, 4/1/36 (Tender
7/1/26) (5) 350 350
726
CALIFORNIA  3.8%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (4)(5) 250 250
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 757

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 163
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (6) 110 2
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  124 129
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (6) 250 253
California Municipal Fin. Auth., Series 2026-1, Class A-1,
4.05%, 7/20/41  100 98
California Municipal Fin. Auth., Series A, 4.375%, 7/1/35  500 495
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.25%, 1/1/45 (6) 300 305
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (6) 200 204
California Municipal Fin. Auth., Clay Lacy Aviation Fac. John
Wayne Airport, 5.00%, 1/1/41 (5)(6) 300 310
California Municipal Fin. Auth., Gateways Hospital & Mental
Health Centers, Series A, 5.00%, 9/1/41  100 103
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (6) 400 400
California PFA, Senior Lien, Series A-2, 6.50%, 7/1/65 (6) 250 247
California PFA, The Marisol, Series A, VRDN, 5.10%, 4/1/66
(Tender 4/1/33) (6) 1,000 1,004
California School Fin. Auth., Classical Academies Oceanside
Project, Series A, 5.00%, 10/1/32 (6) 200 209
California Statewide CDA, Series C-2, 4.00%, 9/2/35  100 101
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 350
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  205 205
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (6) 250 250
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 99
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  230 234
CSCDA Community Improvement Auth., Link-Glendale
Sustainable Bond, 3.00%, 7/1/45 (6) 1,000 808
Del Mar Race Track Auth., 5.00%, 10/1/38  120 120
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  500 251
Southern California Public Power Auth., Clean Energy,
Series A, 5.00%, 11/1/33 (7) 150 160
7,507

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
COLORADO  2.5%
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
Charter Schools, Series A, 4.75%, 4/1/36 (6) 500 494
Colorado Ed. & Cultural Fac. Auth., Monument Academy
Project, Series A, 4.375%, 6/1/36 (6) 500 492
Colorado Ed. & Cultural Fac. Auth., Senior Lien, Series A-1,
6.50%, 2/1/45 (6) 250 264
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 102
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (6) 450 384
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (5) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  840 845
Green Valley Ranch East Metropolitan Dist. No. 9, Series A,
GO, STEP, 0.00%, 12/1/55  500 413
Prairie Point Community Auth. Board Special Improvement Dist.
No. 1, 5.00%, 12/1/35  500 508
Prairie Point Community Auth. Board Special Improvement Dist.
No. 1, 5.375%, 12/1/40  250 255
Public Auth. for Colorado Energy, 6.25%, 11/15/28  200 208
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 480
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  500 324
4,919
CONNECTICUT  1.0%
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  250 248
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/31  450 457
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/32  550 557
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 350
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/37  150 150
Hamden Town, Whitney Center, 5.00%, 1/1/30  115 117
Hamden Town, Whitney Center, 5.00%, 1/1/50  150 135
2,014
DELAWARE  1.7%
Delaware Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 5.75%, 7/1/45 (6) 250 256
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, 4.00%, 6/1/42  250 218
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 185
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 101
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 249

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 143
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  1,000 1,031
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 655
Kent County, CHF-Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/30  380 385
Kent County, CHF-Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 252
3,475
DISTRICT OF COLUMBIA  1.3%
Dist. of Columbia, Ingleside at Rock Creek, Series A, 4.125%,
7/1/27  135 135
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  325 328
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  200 201
Dist. of Columbia, Methodist Home, 5.00%, 1/1/29  120 120
Dist. of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 275
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.00%, 10/1/30 (5) 1,500 1,620
2,679
FLORIDA  7.9%
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 4.375%, 5/1/35  315 313
Big Cypress Stewardship Dist., Assessment Area One, 4.00%,
5/1/31  500 490
Buckhead Trails II Community Dev. Dist., Series 2026, 4.125%,
5/1/33  300 297
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 201
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 131
Capital Projects Fin. Auth., Unionwest Properties LLC Project,
Series A-1, 5.25%, 6/1/44 (6) 500 454
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (6) 100 98
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (6) 150 135
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 4.75%, 7/1/40 (6) 250 251
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (6) 250 262

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (3)(8) 225 180
Coastal Ridge Community Dev. Dist., 5.75%, 5/1/45  250 261
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 255
Collier County IDA, NCH Healthcare System Projects, Series A,
5.00%, 10/1/42 (4) 730 774
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  60 60
East Nassau Stewardship Dist., Series 2025, 6.00%, 5/1/45  150 157
Edgewater West Community Dev. Dist., Master Infrastructure,
6.00%, 5/1/41  250 250
Firelight Community Dev. Dist., Series A, 5.90%, 5/1/45  100 105
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (5)(6) 250 252
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  175 176
Florida Dev. Fin., Renaissance Charter School Project,
Series A, 6.00%, 6/15/45 (6) 250 265
Florida Dev. Fin., Tampa General Hosp. Project, Series A,
5.00%, 8/1/44  250 267
Florida Dev. Fin., Waste Pro USA Inc., Project, 4.50%,
7/1/32 (5)(6) 475 476
Florida Local Gov't. Fin. Commission, Fleet Landing at Nocatee
Project, Series A, 6.625%, 11/15/45 (6) 500 541
Florida Local Gov't. Fin. Commission, The Sanctuary at Village
On The Isle Project, Series A, BAN, 11.00%, 12/22/30 (6) 250 262
Florida Municipal Loan Council, Shingle Creek Transit & Utility
Community Dev. Dist., 4.50%, 5/1/31 (5) 100 101
Golden Gem Community Dev. Dist., 5.15%, 5/1/31  250 255
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  230 234
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (6) 90 92
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (6) 160 161
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  210 217
KD52 Community Dev. Dist. No. 1, 5.875%, 5/1/45  100 102
Lakes of Sarasota Community Dev. Dist., Series A, 4.75%,
5/1/31  255 257
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 127
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 129
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  100 102
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 5.80%, 5/1/45  100 107

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 152
Lee County Airport, 5.25%, 10/1/42 (5) 500 541
Lee County IDA, Shell Point, Tax Exempt Mandatory Paydown
Securities, Series 2024B-1, 4.75%, 11/15/29  250 251
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  195 198
Malabar Springs Community Dev. Dist., Assesment Area One,
4.50%, 5/1/31  165 166
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31  170 173
Miami-Dade County IDA, Mater Academy Projects, 5.00%,
6/15/36 (7) 200 211
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.125%, 6/1/45 (6) 200 206
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  195 197
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  245 248
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 348
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  1,155 1,054
Parrish Lakes Community Dev. Dist., Assesment Area Three,
5.00%, 5/1/31  150 152
Poitras East Community Dev. Dist., 5.85%, 5/1/45  265 276
Polk County IDA, Victory Ridge Academy Project, 5.325%,
6/15/40 (6) 100 101
Radiance Community Dev. Dist., Assessment Area One, 6.20%,
5/1/45 (6) 100 105
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 249
Seminole County IDA, Series A, 4.00%, 6/15/36 (6) 315 298
Seminole Palms Community Dev. Dist., 4.45%, 5/1/31 (6) 190 192
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31  190 193
Venice, Village on The Isle Project, Series B-1, 4.625%,
1/1/30 (6) 250 250
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (6) 110 113
Village Community Dev. Dist. No. 16, 4.875%, 5/1/45  1,000 1,013
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  175 177
15,661
GEORGIA  5.0%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (3)(8) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (3)(8) 200 90

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
5.00%, 7/1/35 (6) 375 389
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/45 (6) 100 106
Atlanta Dev. Auth., Westside Gultch Area Project, Series A,
5.00%, 4/1/34 (6) 200 205
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (6) 100 100
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (6) 300 287
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (6) 150 133
Augusta Airport, Series A, 5.00%, 1/1/35  250 250
Commerce School Dist., GO, 6.00%, 8/1/47  1,000 1,138
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  150 141
Fulton County Dev. Auth., Wellstar Health System, Series A,
RAC, 5.00%, 4/1/42  555 560
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.00%, 6/1/38  660 680
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (6) 185 179
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (6) 595 605
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (6) 190 191
Main Street Natural Gas, Series A, 5.00%, 5/15/43  1,000 1,015
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 524
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 268
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 135
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  180 191
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  300 318
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (6) 135 135
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  470 470
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (5)(6) 1,540 1,522
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.25%, 6/1/40  250 268
9,990

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
GUAM  0.3%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (5) 255 267
Antonio B Won Pat Int'l. Airport Auth., Series A, 5.00%,
10/1/34 (5) 100 107
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 131
505
ILLINOIS  3.4%
Chicago, Series A, GO, 5.00%, 1/1/27  145 146
Chicago, Series A, GO, 5.00%, 1/1/27 (9) 55 56
Chicago, Series A, GO, 5.00%, 1/1/34  500 517
Chicago Board of Ed., Series B, GO, 5.00%, 12/1/33  500 499
Illinois, GO, 5.00%, 11/1/37  1,000 1,005
Illinois, Series A, GO, 5.50%, 3/1/42  500 538
Illinois, Series E, GO, 5.00%, 9/1/41  500 533
Illinois Fin. Auth., 5.00%, 10/1/35 (6) 300 303
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  150 150
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  300 291
Illinois Fin. Auth., Goodman Theatre Project, Series A, 5.125%,
10/1/35 (6) 250 256
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (6) 200 212
Illinois Fin. Auth., OSF Healthcare System, Series A, 4.125%,
11/15/37  350 347
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 142
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 147
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/35  115 116
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/36  150 150
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/41  150 148
Illinois Fin. Auth., Plymouth Place, Series A, 6.25%, 5/15/37  150 161
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 255
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/38  1,000 602
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (10) 100 84
Schaumburg Cook & DuPage Counties, North Schaumburg
Redeveloment Project, 6.125%, 12/30/38 (6) 125 126
6,784
INDIANA  1.1%
East Chicago, USG Project, 5.50%, 9/1/28 (5) 175 172
Indiana DFA, Waste Management Inc., Project, VRDN, 4.60%,
10/1/31 (Tender 10/1/26) (5) 215 216
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 269

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 438
Indiana Fin. Auth., Ohio Valley Electric, Series B, PCR, 2.50%,
11/1/30  90 86
Indiana Fin. Auth., Senior Student Housnig Project, Series A,
4.25%, 7/1/44  250 235
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 326
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 265
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (5)(6) 100 103
2,110
IOWA  0.3%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.50%,
10/1/45  500 514
514
KANSAS  0.1%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (6) 200 210
210
KENTUCKY  1.6%
Kentucky Bond Dev., Centre College, 3.00%, 6/1/41  1,345 1,067
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 522
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  225 225
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  400 403
Kentucky Public Energy Auth., Series B, 5.00%, 12/1/33  500 514
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  300 318
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 202
3,251
LOUISIANA  0.7%
Louisiana Local Gov't. Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  380 372
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 304
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (6) 300 330
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (6) 150 165

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  250 250
1,421
MAINE  0.3%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (5)(6) 100 103
Fin. Auth. of Maine, Casella Waste Systems, Series R-3,
5.00%, 8/1/35 (5)(6) 500 526
629
MARYLAND  6.3%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 130
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 303
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  255 258
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 101
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  250 251
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (6) 285 274
Frederick County, Mount Saint Mary's Univ., 5.00%, 9/1/39 (6) 500 490
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/37 (6) 500 496
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (6) 200 187
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/37  250 256
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 284
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 100
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 98
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  250 236
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (6) 100 100
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (6) 540 540
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (6) 250 267
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  315 306
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 1,150 1,152
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 415 419
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 167
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 252

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 548
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 258
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 205
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (4) 60 60
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (4) 155 155
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  340 340
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 150
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,500 1,517
Maryland HHEFA, Edenwald Issue, 5.25%, 1/1/37  250 250
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (6) 100 101
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/46  100 105
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (6) 440 455
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  200 194
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  220 207
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 101
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  240 242
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 101
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 99
Town of Chestertown, Washington College Project, 6.25%,
3/1/45  200 208
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 250
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  365 365
12,578
MASSACHUSETTS  0.6%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing, Series A, 4.25%, 7/1/34 (6) 170 173
Massachusetts Dev. Fin. Agency, Middlesex Sustainable
Energy Partners, Series A, 5.50%, 10/1/39  1,000 1,118
1,291

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
MICHIGAN  1.3%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 251
Detroit, GO, 5.00%, 4/1/37  500 512
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 357
Kalamazoo Economic Dev., Friendship Village of Kalamazoo
Project, Series A, 5.00%, 8/15/36 (6) 250 253
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  85 85
Michigan Fin. Auth., 2007 Sold Tobacco Receipts, Series A,
Class 1, 4.00%, 6/1/38  500 502
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 282
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (5) 400 400
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 13
2,655
MINNESOTA  0.3%
Apple Valley, Senior Housing, Series A, 5.375%, 9/1/45  100 104
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (6) 100 102
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  75 81
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 183
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group, 5.625%, 11/1/45  100 103
573
MISSOURI  1.4%
HEFA of Missouri, Bethesda Health Group, 4.25%, 8/1/35  400 394
Lees Summit IDA, John Knox Village, Series B-1, 4.00%,
8/15/48  500 500
Phelps County, 5.75%, 12/1/45  175 189
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  680 658
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  500 472
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 151
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (6) 350 354
2,718
NEVADA  0.7%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 256
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 101
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (6) 3,000 486

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Reno-Tahoe Airport Auth., Series A, 5.00%, 7/1/36 (5) 100 108
Sparks Tourism Improvement Dist. No. 1, 3.875%, 6/15/28  500 503
1,454
NEW HAMPSHIRE  3.0%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  166 165
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  647 646
New Hampshire Business Fin. Auth., Series 1, 4.50%, 4/20/43
(Tender 3/1/36)  660 652
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  404 410
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  145 140
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (11) 243 243
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  795 756
New Hampshire Business Fin. Auth., Series 2024-4, Class A,
VR, 4.059%, 11/20/39  246 244
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  99 96
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (5)(6) 100 81
New Hampshire Business Fin. Auth., Bridgeland Muds Project,
6.125%, 12/15/33 (6) 500 500
New Hampshire Business Fin. Auth., LGI Homes Project, Zero
Coupon, 12/15/41  600 226
New Hampshire Business Fin. Auth., Tamarron Project, 5.25%,
12/1/35 (6) 172 172
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (6) 155 99
New Hampshire Business Fin. Auth., Thomas Ranch Project,
Zero Coupon, 12/1/34 (6) 250 142
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (6) 500 503
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (6) 750 754
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 100
5,929
NEW JERSEY  3.6%
New Jersey, GO, 2.00%, 6/1/37  250 200
New Jersey Economic Dev. Auth., Lions Gate Project, 4.875%,
1/1/29  225 225
New Jersey Economic Dev. Auth., Lions Gate Project, 5.00%,
1/1/34  520 520

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (5) 400 405
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (5) 125 125
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (5)(6) 300 315
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
5.10%, 11/1/45  500 519
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  1,410 1,533
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (12) 250 150
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  250 254
Tobacco Settlement Fin., Series A, 5.00%, 6/1/46  1,500 1,486
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  1,450 1,407
7,139
NEW YORK  4.1%
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series B, 5.00%, 6/1/36 (6) 300 312
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/30  100 99
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  300 287
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (6) 200 196
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (6) 155 156
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3)(6) 100 95
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (6) 100 91
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (6) 700 669
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 243
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (6) 300 300
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  150 125
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 75
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 176
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 518 —

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (11) 500 515
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series E-3, VRDN, 2.85%, 2/1/45  200 200
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (6) 400 400
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (6) 200 200
New York State Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/32 (6) 250 248
New York State Dormitory Auth., St. Joseph's College, 5.00%,
7/1/27  150 150
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (5)(6) 250 263
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (5) 20 20
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (5) 110 110
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (5) 850 850
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (5) 495 501
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (5) 90 94
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/44 (5) 500 553
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/59 (5) 500 527
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/38 (5) 250 243
Southold Local Dev., Peconic Landing at Southold, Inc., 3.50%,
12/1/30  100 99
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (4) 200 218
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 5.25%, 12/1/40 (6) 100 102
8,117
NORTH CAROLINA  1.8%
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 2.80%, 1/15/42  300 300
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/30  290 295
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  500 477

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  570 536
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 3.50%, 7/1/26  340 339
North Carolina Medical Care Commission, Deerfield Episcopal
Retirement Community Project, Series A, 5.25%, 11/1/46  400 416
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  100 101
North Carolina Medical Care Commission, Lutheran Services
for the Aging, 4.00%, 3/1/41  350 338
North Carolina Medical Care Commission, Penick Village
Project, Series A, 5.50%, 9/1/44  100 105
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  675 675
3,582
NORTH DAKOTA  0.2%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (4) 250 268
Horace, Series C, GO, 4.50%, 5/1/39  100 102
370
OHIO  3.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,690 1,349
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 255
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.50%, 12/1/43  350 357
Cuyahoga County, MetroHealth System, 5.00%, 2/15/37  220 221
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  500 497
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (6) 250 266
Muskingum County, Genesis HealthCare System Obligated
Group Project, 5.00%, 2/15/48  150 143
Norwood, Rookwood Exchange Project, 4.375%, 12/1/30  160 162
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  240 239
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (5)(6) 120 120
Ohio Housing Fin. Agency, Ashford at the Enclave Project,
6.50%, 1/1/45 (6) 150 157
Ohio Housing Fin. Agency, Green Oaks of Canal Winchester
Project, Series A, 6.30%, 1/1/45  100 103
Ohio Housing Fin. Agency, Green Oaks of Grove City Project,
Series A, 6.125%, 1/1/46 (6) 250 255
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (6) 260 260

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Ohio Housing Fin. Agency, Silver Birch of Canton Project,
Series A, 6.25%, 1/1/45 (6) 750 786
Ohio Housing Fin. Agency, Silver Birch Of Mansfield, 6.00%,
1/1/45 (6) 250 256
Ohio, University Hospitals Health System, Series B, VRDN,
2.80%, 1/15/46  300 300
Washington County, Memorial Health System Obligated Group,
6.625%, 12/1/42  220 234
5,960
OKLAHOMA  0.4%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (6) 250 253
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 73
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 2
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 511
839
OREGON  0.4%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  175 177
Oregon State Fac. Auth., Peacehealth, Series B, VRDN, 2.80%,
8/1/34  200 200
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 4.625%, 6/15/35 (6) 265 271
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 5.50%, 6/15/45 (6) 100 102
750
PENNSYLVANIA  4.4%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (6) 100 102
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (6) 100 101
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (6) 500 513
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (6) 325 329
Berks County Municipal Auth., Tower Health Project,
Series A-2A, 6.00%, 6/30/34  1,508 1,599
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  421 316
Chester County IDA, Colleguim Charter School Project,
Series A, 5.125%, 10/15/37  500 488
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (6) 65 65

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (6) 175 170
Doylestown Hosp. Auth., 5.00%, 7/1/31 (6) 245 258
Lancaster County Hosp. Auth., Brethren Village Project, 4.75%,
7/1/37  1,290 1,255
Lancaster County Hosp. Auth., Brethren Village Project, 5.00%,
7/1/41  130 126
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 140
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 255
Pennsylvania Economic DFA, 5.00%, 12/31/38 (5) 250 250
Pennsylvania Economic DFA, 5.25%, 6/30/35 (5) 500 543
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (5)(6) 250 272
Pennsylvania Economic DFA, Energy Supply, Series C, VRDN,
5.25%, 12/1/37 (Tender 6/1/27)  250 250
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.298%, 7/1/39 (4) 125 119
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53  213 226
Pennsylvania Housing Fin. Agency, Series 149A, 4.625%,
4/1/37  500 522
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 314
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (6) 145 147
Susquehanna Area Regional Airport Auth., 5.00%, 1/1/35 (5) 390 392
8,752
PUERTO RICO  8.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 455 314
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 1,800 1,264
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 1,123 707
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (6) 425 408
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (6) 1,250 1,306
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 1,250 1,296
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 168
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 86
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 89

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 158
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 858
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 97
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 395
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (3)(8) 750 551
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (3)(8) 25 18
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (3)(8) 100 74
Puerto Rico Electric Power Auth., Series CCC, 4.375%,
7/1/22 (3)(8) 50 37
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (3)(8) 100 74
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (3)(8) 290 213
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (3)(8) 20 15
Puerto Rico Electric Power Auth., Series CR, Zero Coupon,
7/1/30 (6) 250 178
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (4) 130 130
Puerto Rico Electric Power Auth., Series TT, 4.20%, 7/1/19 (3)
(8) 135 99
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (3)
(8) 215 158
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)
(8) 120 88
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (3)
(8) 15 11
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/18 (3)(8) 25 18
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(8) 100 73
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/17 (3)
(8) 20 15
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)
(8) 245 180
Puerto Rico Electric Power Auth., Series XX-RSA-1, 4.625%,
7/1/25 (3)(8) 60 44
Puerto Rico Electric Power Auth., Series ZZ, 4.10%, 7/1/19 (3)
(8) 25 18

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 4.25%, 7/1/18 (3)
(8) 30 22
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 1,090
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 424
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 363
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,863 2,854
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  352 351
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,416 2,406
16,735
SOUTH CAROLINA  1.5%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  668 482
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  46 28
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  185 21
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 218
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 89
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  150 148
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.00%, 8/15/45 (6) 300 316
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43  1,000 1,017
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.00%, 12/1/35  500 520
South Carolina Jobs-Economic Dev. Auth., Woodlands at
Furman, 4.00%, 11/15/32  200 199
3,038
SOUTH DAKOTA  0.3%
Lincoln County, Augustana University Association Project,
5.25%, 8/1/39  500 523
523
TENNESSEE  1.5%
Chattanooga Health Ed. & Housing Fac. Board, CDFI, 5.00%,
10/1/32  195 195
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (5)(6) 450 413
Knoxville Ind. Dev. Board, Maplehurst Park Apartments Project,
4.25%, 11/1/30 (6) 500 497

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (3) 395 379
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (3) 100 76
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (6) 100 101
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  680 718
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  705 708
3,087
TEXAS  7.1%
Arlington Higher Ed. Fin., 5.625%, 6/15/45 (6) 200 206
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 251
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  540 542
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 100
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 336
Brooks Dev. Auth., 5.125%, 8/15/36 (6) 350 352
Brooks Dev. Auth., Senior Lien, Series B, VRDN, 5.00%,
8/15/47 (Tender 8/15/32) (6) 350 368
Clifton Higher Ed. Fin., Valor Education, Series A, 5.00%,
6/15/34 (6) 325 322
Conroe Local Gov't., Convention Center Hotel, 3.50%,
10/1/31 (6) 350 262
Denton County, Public Improvement, 5.00%, 12/31/35 (6) 250 257
Houston Airport System, United Airlines, 5.50%, 7/15/35 (5) 200 214
Houston Airport System, United Airlines, Series A, 5.50%,
7/1/45 (5) 1,000 1,094
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/37 (5) 500 538
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/39 (5) 500 532
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Lavon, Elevon Public Improvement Dist., 4.25%, 9/15/31 (6) 172 172
Lavon, Trails of Lavon Public Improvement Dist. Project, 5.75%,
9/15/45 (6) 100 105
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (5) 140 140
Lowry Crossing, Simpson Road Public Improvement Dist.
Project, 5.75%, 9/15/45 (6) 250 260
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (5)(7) 300 310

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (5)(6) 960 962
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 501
New Hope Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
5.25%, 1/1/40  325 343
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK) (3)(14) 162 79
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  150 159
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  90 90
North East Texas Regional Mobility Auth., Subordinate Lien,
Series B, 5.25%, 1/1/46  300 314
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  500 510
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (5)(6) 1,000 790
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (5)(6) 620 565
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (5)(6) 250 243
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (6) 100 102
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  255 233
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 541
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  300 321
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/36  1,000 1,068
Texas Private Activity Bond Surface Transportation, Senior
Lien, 5.50%, 6/30/43 (5) 875 916
14,198
UTAH  1.1%
Downtown Daybreak Public Infrastructure Dist. No. 1, 5.00%,
3/1/41 (6) 1,000 1,015
Downtown Revitalization Public Infrastructure Dist., Seg
Redevelopment Project, Series C, 5.00%, 7/15/35 (6) 250 251
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (6) 500 517
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 501
2,284
VIRGIN ISLANDS  0.2%
Virgin Islands Hotel Dev. Fin., Frenchman's Reef Hotel
Acquisition Project, Series A-1, 5.00%, 2/1/38  340 338
338

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
VIRGINIA  3.1%
Arlington County IDA, Barcroft-Charlie 2 & Barcroft-Bravo 5,
VRDN, 3.10%, 12/1/55 (Tender 2/1/27)  100 100
Chesterfield County Health Center Commission, Lucy Corr
Village, 5.00%, 7/1/36  150 154
Chesterfield County Health Center Commission, Lucy Corr
Village, 5.25%, 7/1/41  205 209
Hanover County Economic Dev. Auth., Covenant Woods,
4.00%, 7/1/30 (6) 255 257
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, 5.00%, 10/1/37  265 269
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.25%, 1/1/45  300 324
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  50 50
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  170 170
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (6) 100 94
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (6) 250 232
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (5) 475 425
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (5) 120 128
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (5) 695 737
Virginia Small Business Fin. Auth., 95 Express Lanes Project,
4.00%, 7/1/39 (5) 405 398
Virginia Small Business Fin. Auth., 95 Express Lanes Project,
5.00%, 7/1/32 (5) 500 537
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (5) 525 531
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (5) 500 490
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (5) 750 729
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/40 (5) 390 408
6,242
WASHINGTON  1.1%
Washington State Housing Fin. Commission, Bayview Manor
Homes, Series A, 4.00%, 7/1/26 (6) 100 100
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 309

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social Certificate,
Series 2021-1, Class A, 3.50%, 12/20/35  683 657
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  730 682
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.084%, 3/1/50  222 217
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (6) 245 251
2,216
WEST VIRGINIA  0.5%
Monongalia County, Series A, 5.00%, 6/1/33 (6) 495 517
West Virginia Economic Dev. Auth., Commercial Metals
Company Project, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (5) 250 256
West Virginia Economic Dev. Auth., Mitchell Project,
Series 2014-A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (5) 150 150
923
WISCONSIN  5.2%
PFA, Campus Real Estate Holding Corporation Project,
Series A, 5.00%, 6/1/30  150 155
PFA, Cherokee Classical Academy Project, Series A, 6.00%,
6/15/35 (6) 100 103
PFA, Cincinnati Classical Academy, Series A, 5.375%,
6/15/39 (6) 100 101
PFA, Cone Health, Series B, VRDN, 2.80%, 10/1/55  300 300
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (6) 59 59
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (5) 1,000 1,113
PFA, Kahala Nui Project, 5.00%, 11/15/40  350 372
PFA, KSU Bixby Real Estate Foundation, Series B, 5.25%,
6/15/35  100 109
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  100 105
PFA, Mary's Woods at Marylhurst Project, 5.00%, 5/15/30 (6) 100 101
PFA, Master Academy of Nevada - Cactus Park Campus
Project, Series A, 6.00%, 12/15/45 (6) 100 105
PFA, Master Academy of Nevada - East Las Vegas Campus
Project, Series A, 5.00%, 12/15/34 (6) 1,035 1,058
PFA, Million Air Three General Aviation Fac. Project, Series A,
5.50%, 9/1/30 (5)(6) 200 207
PFA, Nolina & Sorella Project, RAN, 5.50%, 12/15/32 (6) 119 119
PFA, Piedmont Community Charter School, 5.00%, 6/15/34  250 256
PFA, Pinecrest Academy of Nevada—Pinecrest Academy
Springs Campus Project, Series A, 4.00%, 7/15/33 (6) 250 249
PFA, Revolution Academy, 5.00%, 10/1/36 (6) 500 510

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
PFA, Sheboygan Christian School Project, Series A, 6.25%,
4/1/45 (6) 200 202
PFA, Sky Harbour Capital III Aviation Fac. Project, VRDN,
6.00%, 7/1/60 (Tender 1/1/31) (5)(6) 1,250 1,270
PFA, Southminster, 4.25%, 10/1/38 (6) 205 200
Wisconsin HEFA, Chiara Housing and Services, Inc. Project,
5.625%, 7/1/45  300 307
Wisconsin HEFA, Dickson Hollow Phase II Project, 5.00%,
10/1/32  250 259
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (6) 500 510
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (5) 500 500
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (6) 250 259
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (6) 250 254
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (6) 475 501
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (6) 70 69
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (5) 445 431
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 242
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (6) 100 98
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (6) 190 195
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (6)(9) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (6) 100 101
10,436
Total Municipal Securities (Cost $195,077) 197,093
Total Investments in Securities  98.9%
(Cost $195,077) $ 197,093
Other Assets Less Liabilities 1.1% 2,139
Net Assets 100.0% $ 199,232
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $0 and represents 0.0% of net assets.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

.
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(3) Non-income producing
(4) Insured by Assured Guaranty Incorporated
(5) Interest subject to alternative minimum tax.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $54,673 and represents 27.4% of net assets.
(7) When-issued security
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) Prerefunded date is used in determining portfolio maturity.
(12) Insured by Build America Mutual Assurance Company
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
RAN Revenue Anticipation Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Intermediate Tax-Free High Yield Fund , Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act). The
Intermediate Tax-Free High Yield Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F100-054Q1 05/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ — $ — $ —
Municipal Securities — 197,093 — 197,093
Total $ — $ 197,093 $ — $ 197,093